Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2023	Jun. 23, 2023	Oct. 31, 2022	Jul. 31, 2022	Mar. 31, 2022	Oct. 31, 2021
Preferred stock, shares authorized	5,000,000		5,000,000			5,000,000
Preferred stock, par value	$ 0.001		$ 0.001			$ 0.001
Common stock, shares authorized	19,230,770		19,230,770
Common stock, par value	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock, shares outstanding	4,430,545		4,430,545			3,705,107
Series A Preferred Stock [Member]
Preferred stock, shares authorized	250,000		250,000			250,000
Preferred stock, shares outstanding	0		0	0	136,059	136,059